Investment Strategy	Sep. 04, 2026
Ninepoint North American Energy Independence ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in the equity securities of companies that are involved directly or indirectly in the exploration, development, production and/or distribution of oil, gas, coal, uranium, critical minerals and other related activities in the energy and resource sector of North America (“Energy Companies”). These related activities include renewable energy production, alternative energy technologies, as well as energy services and infrastructure. See “Additional Information About the Fund” for more information about the Energy Companies in which the Fund may invest.

In addition, the Fund may hold cash and cash equivalents and use forward foreign currency contracts to seek to hedge against foreign currency risk.

The Fund will invest in securities that are aligned with the Fund’s investment objective, based on the proprietary scoring methodology of Ninepoint Partners LP (the “Sub-Adviser”). The scoring methodology was designed by the Sub-Adviser to identify and rank companies that, in its view, demonstrate strong alignment with North American energy independence. Such alignment may be supported by durable asset bases, reliable cash flow generation and participation in critical segments of the energy value chain. Companies demonstrating such alignment have the potential, in the Sub-Adviser’s view, to benefit from both industry trends (e.g., technological advancements, regulatory changes, shifts in energy consumption) and macro-economic trends (e.g., geopolitical developments, supply chain realignment and evolving energy demand), as well as benefiting from industrial policy developments or initiatives of the federal and/or territorial governments of and within North America.

Scoring Framework

The Sub-Adviser’s proprietary scoring framework assesses issuers based on their strategic alignment with North American energy independence. The framework is built around three primary pillars.

●	North American Exposure (the extent to which an issuer’s assets, earnings, reserves and operations are economically tied to North America);

●	Strategic Importance (the significance of an issuer’s role within the North American energy system and value chain); and

●	Reliability (the stability, durability and resilience of an issuer’s operations, supply profile and cash flows).

In evaluating these pillars, the Sub-Adviser may consider a range of quantitative and qualitative factors, including revenue composition, asset quality, reserve characteristics, contract structures, balance sheet strength and position within the energy value chain. The resulting scores are used to inform security selection and portfolio construction decisions. The Sub-Adviser currently anticipates that the initial portfolio will be allocated as follows. Actual allocations may vary over time based on market conditions and investment opportunities. Within each category, the Sub-Adviser’s scoring methodology will consider factors, including but not limited to, those described below:

Upstream Producers (Approximately 50% to 60%)

●	Extent of North American production and reserves

●	Cost competitiveness and ability to generate resilient and durable free cash flow

●	Balance sheet strength and capital allocation discipline

Midstream Infrastructure (Approximately 15% to 25%)

●	Degree of North American revenue exposure

●	Ownership of critical pipeline, storage and energy transportation assets

●	Stability of fee-based cash flows and balance sheet strength

Nuclear & Uranium (Approximately 10% to 20%)

Uranium Producers

●	Extent of North American production and reserves

●	Cost competitiveness and operating efficiency

●	Ability to generate resilient cash flows

Uranium Developers and Explorers

●	Extent of North American resource exposure

●	Expected capital intensity and development economics of principal projects

●	Quality and scale of resource assets

Nuclear Supply Chain Companies

●	Degree of North American revenue exposure

●	Position within the nuclear fuel cycle and broader nuclear value chain

●	Profitability characteristics and strategic importance to North American nuclear energy infrastructure

Critical Minerals (Approximately 0% to 10%)

●	Extent of North American production, reserves and resource exposure

●	Cost competitiveness and operating efficiency

●	Expected development economics, capital intensity and quality of principal assets

●	Strategic importance of underlying minerals to North American energy independence, electrification and industrial supply chains

Other Energy Sources (Up to 5%)

The Sub-Adviser generally applies substantially similar evaluation criteria to producers, developers and explorers in this category, including consideration of North American production, reserves and resource exposure, cost competitiveness, expected project economics, capital intensity, asset quality and cash flow characteristics.

Portfolio rebalancing, additions, removals and substitutions

The Sub-Adviser expects to review and rebalance the portfolio at least quarterly and will monitor portfolio holdings on an ongoing basis between rebalancing periods. The Sub-Adviser may, at any time, add, remove, substitute or rebalance portfolio positions to reflect changes in issuer fundamentals, scoring outcomes, portfolio weightings, market conditions or other relevant factors.

In addition, the category allocations described above represent the Sub-Adviser’s current expectations regarding the composition of the portfolio and are intended as guidelines only. Actual category allocations may vary from the initial allocations and may be adjusted in the discretion of the Sub-Adviser in response to changes in industry and market dynamics, market conditions, issuer fundamentals, investment opportunities or other relevant factors.

To the extent that the Sub-Adviser’s investment process is unable to identify sufficient numbers of companies with compelling valuations and based on the Sub-Adviser’s market outlook for the energy sector, the Fund may hold cash, cash equivalents, and U.S government securities with maturities of one year or less (e.g., U.S. Treasury Bills and government bonds). The Fund may hold these investments for extended periods, until the Sub-Adviser has identified sufficient investable opportunities in accordance with its investment process.

In addition, the Fund will use forward foreign currency contracts to seek to hedge against foreign currency risk. Hedging against foreign currency risk means that, in order to seek to mitigate the impact of currency fluctuations, the Fund will actively hedge its foreign currency investments back to US dollars. This strategy aims to provide additional stability and protect against potential adverse effects of exchange rate movements on the Fund’s overall performance.

Portfolio Attributes

The Fund’s portfolio will generally be comprised of between 25 and 50 equity securities. The Sub-Adviser reviews the Fund’s portfolio for potential reallocation on at least a weekly basis.

The Fund will generally invest in companies with at least $5 billion in market capitalization.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in the securities of North American Energy Companies. For the purposes of the foregoing, the Fund defines a North American Energy Company as a company economically tied (as defined below) to Canada, Mexico or the United States and that derives at least 50% of its revenue or book value (the net value of a company’s assets as reflected on its balance sheet) from the exploration, development, production and/or distribution of oil, gas, coal or uranium, power generation and energy system inputs and energy services and infrastructure activities. The Fund considers an issuer of securities to be a company economically tied to a country if it satisfies at least one of the following tests: (1) it is organized under the laws of a country or has its headquarters in a country; (2) it derives a significant portion (i.e., 50% or more) of its total revenues or profits from, or devotes 50% or more of its assets to, business in a country but is listed elsewhere; or (3) its equity securities are traded principally on a stock exchange or over-the-counter market in a country. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country.

The Fund may invest up to 10% of its assets, without regard to geographic location, in companies economically tied to countries outside North America.

The Fund is considered non-diversified under the 1940 Act. The Fund will invest more than 25% of its assets (concentrate) in the energy group of industries.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in the securities of North American Energy Companies.
Ninepoint Energy Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in the equity securities of companies that are involved directly or indirectly in the exploration, development, production and/or distribution of oil, gas, coal, or uranium and other related activities in the energy and resource sector (“Energy Companies”). These related activities include renewable energy production, alternative energy technologies, as well as energy services and infrastructure. The Fund will invest primarily in energy companies located in North America (the United States, Canada, and Mexico). To seek to generate yield and support a target annual income distribution level, the Fund writes covered call options (the “Covered Call Strategy”). In addition, the Fund may hold cash and cash equivalents, and use forward foreign currency contracts to seek to hedge against foreign currency risk. See “Additional Information About the Fund” for more information about the Energy Companies in which the Fund may invest.

Target Annual Distributions

Each calendar year, the Fund will set a target distribution level based on its net asset value (NAV) as of December 31 of the previous year. For 2026, the Fund aims to pay dividends and make distributions, which may include ordinary income, qualified dividend income, capital gains or return of capital, amounting to at least 7% (annualized) per year based on its NAV as of December 31, 2025. However, this is not guaranteed. In addition, the Fund’s target may change on a calendar year-to-calendar year basis. The actual amount of dividends and other distributions may vary over time due to market conditions, the composition of the Fund’s portfolio, the Fund’s ability to generate income, sales of options, other trading activities, and Fund expenses. There is no guarantee that the Fund will pay any dividends or make other distributions.

Energy Companies

The Fund generally invests in securities that the Sub-Adviser believes to be undervalued based on the Sub-Adviser’s analysis of the issuer’s financial reports and market valuation. The Sub-Adviser employs fundamental analysis to seek to identify superior investment opportunities with the potential for capital appreciation over the long-term. The Sub-Adviser seeks undervalued companies backed by, in its view, strong management teams and solid business models that have the potential to benefit from both industry trends (e.g., technological advancements, regulatory changes, shifts in energy consumption) and macro-economic trends (e.g., global economic growth, geopolitical stability, climate change policies). When determining whether a company is undervalued, the Sub-Adviser focuses on metrics that it believes are good indicators of the company’s ability to generate free cash relative to its current market value, such as a company’s free cash flow yield (how much cash a company generates compared to its stock price) or a company’s enterprise value to free cash flow ratio (the company’s total value compared to the cash it generates). In addition, when determining whether a company has a strong management team, the Sub-Adviser evaluates the team’s and company’s prior track record of success, insider ownership, and history of meeting or exceeding earnings guidance. Regarding a solid business model, the Sub-Adviser looks for companies that, in its assessment, have adequate inventory depth (e.g., sufficient drilling locations to maintain production and support production growth), an asset base that is not overly diversified (focused and manageable range of assets), and a sustainable/low corporate decline rate (the company’s ability to maintain steady or minimal decline in performance over time).

In evaluating a company’s attractiveness and relative and absolute valuation, the Sub-Adviser uses proprietary research and analysis, as well as third-party research, such as research provided by investment banks. The Sub-Adviser’s analysis may include projecting an issuer’s production over a five-year period under a range of commodity-price assumptions and evaluating its potential future value based on factors such as expected free cash flow generation, share repurchases and changes in trading multiples.

The Sub-Adviser also compares the relative attractiveness of energy subsectors, such as natural gas and oil or uranium and alternative energy, based on factors including potential free cash flow generation, relative valuations, estimated return potential and potential downside risk. This subsector analysis, together with the Sub-Adviser’s macroeconomic outlook, is used to further refine the selection of Energy Companies that the Sub-Adviser believes offer attractive long-term growth potential.

Generally, the Fund’s portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Sub-Adviser’s assessment of value.

Covered Call Writing Strategy

The Sub-Adviser will employ a covered call strategy to seek to enhance the Fund’s returns. When employing a covered call strategy, the Fund will hold a long position primarily on securities and sell call options on that same security (or other financial instrument) to seek to generate income through premiums. The strategy aims to generate income through the premiums received from selling the call options, while also potentially benefiting from potential appreciation in the underlying asset up to the amount of the strike price.

The use of a covered call strategy will limit the potential gains the Fund may realize on long holdings in the underlying asset. If the underlying asset increases significantly in price, the Fund may be required to sell the shares at a lower price than it could have obtained by simply selling the asset on the open market. Accordingly, the Fund may underperform a comparable long-only strategy in rapidly rising or volatile markets when the appreciation the Fund forgoes above the applicable strike price exceeds the premiums received from selling the call options.

The Fund will invest in liquid options contracts to seek to minimize “slippage,” which is the difference between the expected price of a trade and the actual price at which the trade is executed. Slippage may result from various factors, such as market volatility, order size, and liquidity. By investing in liquid options and the underlying Energy Companies, the Fund seeks to achieve tighter bid-offer spreads and minimize slippage. Additionally, by maintaining relationships with multiple broker-dealers, the Fund aims to access broader liquidity, to seek to further reduce the impact of slippage on option premiums and potential gains from the appreciation of the underlying Energy Companies.

Cash Equivalent Holdings

To the extent that the Sub-Adviser’s investment process is unable to identify sufficient numbers of companies with compelling valuations and based on the Sub-Adviser’s market outlook for the energy sector, the Fund may hold cash, cash equivalents, and U.S government securities with maturities of one year or less (e.g., Treasury Bills and government bonds). The Fund may hold these investments for extended periods, until the Sub-Adviser has identified sufficient investable opportunities in accordance with its investment process.

Currency Hedging

In addition, the Fund will use forward foreign currency contracts to seek to hedge against foreign currency risk. Hedging against foreign currency risk means that, in order to seek to mitigate the impact of currency fluctuations, the Fund will actively hedge its foreign currency investments back to US dollars. This strategy aims to provide additional stability and protect against potential adverse effects of exchange rate movements on the Fund’s overall performance.

Portfolio Attributes

The Fund’s portfolio will generally be comprised of between 20 and 40 equity securities. The Sub-Adviser reviews the Fund’s portfolio for potential reallocation on at least a weekly basis.

Although the Fund invests primarily in Energy Companies located in North America, the Fund does not have any geographical restrictions on its investments. Under normal market conditions, the Fund will invest less than 20% of its total assets in Energy Companies located outside of North America. A company is considered to be located in a particular country based on the primary location of its operations.

The Fund may invest in companies of any market capitalization. The Fund will seek to provide monthly income in the form of cash distributions.

The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in Energy Companies and the Fund’s Covered Call Writing Strategy. For the purposes of the foregoing, the Fund defines an Energy Company as a company that generates at least 50% of its revenue from the exploration, development, production and/or distribution of oil, gas, coal, or uranium, renewable energy production, alternative energy technologies, and energy services and infrastructure activities.

The Fund is considered non-diversified under the 1940 Act. The Fund will invest more than 25% of its assets (concentrate) in the energy group of industries.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest less than 20% of its total assets in Energy Companies located outside of North America.